Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net loss from continuing operations during the year	$ (45,063)	$ (49,021)	$ (150,672)
Net income (loss) from discontinued operations during the year	57,276	(69,736)	(56,081)
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	4,317	8,307	12,809
Loss (gain) from disposition of capital and intangible assets	(6)	(15)	196
Non-cash issuance of warrants (note 16)		2,228
Gain on sale of subsidiaries (note 6)	(140,403)	(3,380)	26,346
Change in fair value of financial instruments measured at fair value through profit or loss (note 16)	(9,886)	(850)	(1,140)
Impairment losses (notes 6, 25)	1,752	20,859	12,366
Deferred income taxes (note 26)	118		87
Gain (loss) on extinguishments of liabilities (note 17)	(75)	(79)	92,374
Provision expense (note 15)	22,367
Share-based payments expense (note 19b)	4,232	6,194	21,609
Depreciation of capital assets (note 10)	1,368	2,779	3,734
Depreciation of right-of-use assets (note 11)	1,013	4,578	4,913
Amortization of intangible assets (note 12)	1,963	1,090	1,259
Cash flows from (used in) operations before changes in working capital	(101,027)	(77,046)	(84,892)
Change in non-cash working capital items	1,424	1,129	(14,498)
Cash flows used in operating activities	(99,603)	(75,917)	(99,390)
Cash flows from (used in) financing activities
Proceeds from share issuances (with or without warrants) (note 19a)		39,960	118,785
Proceeds from long-term debt (with or without warrants) (notes 17)		31,533	19,859
Repayment of principal on long-term debt (note 17)		(165)	(988)
Repayment of interest on long-term debt (note 17)	(3,945)	(1,879)	(3,540)
Exercise of options (note 19b)		82
Proceeds from exercise of pre-funded warrants (note 19c)		1
Payments of principal on lease liabilities (note 14)	(3,241)	(7,069)	(7,563)
Payment of interest on lease liabilities (note 14)	(1,080)	(2,098)	(1,767)
Debt, share and warrants issuance costs	(158)	(2,960)	(6,867)
Cash flows from (used in) financing activities	(8,424)	57,405	117,919
Cash flows from (used in) investing activities
Additions to capital assets	(293)	(966)	(2,741)
Additions to intangible assets	(170)	(1,080)	(1,703)
Proceeds from sale of discontinued operations business (note 6)	173,357	4,555	43,958
Transaction costs paid relating to the sale of discontinued operations business	(2,492)	(787)	(4,228)
Proceeds from disposal of capital assets	52	133
Release of restricted cash	165		65
Interest received	73	450	745
Cash flows from (used in) investing activities	170,692	2,305	36,096
Net change in cash and cash equivalents during the year	62,665	(16,207)	54,625
Net effect of currency exchange rate on cash and cash equivalents	750	(3)	(729)
Cash and cash equivalents, beginning of year	45,075	61,285	7,389
Cash and cash equivalents, end of year	108,490	45,075	61,285
Comprising of:
Cash	108,490	45,075	41,761
Cash equivalents			19,524
Total cash and cash equivalents	$ 108,490	$ 45,075	$ 61,285